Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 1,012	$ 2,338
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,037	2,363
Impaired financing receivables, with an allowance recorded, Recorded Investment	210	328
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	214	332
Impaired financing receivables, with an allowance recorded, Related Allowance	18	107
Impaired financing receivables, Recorded Investment, Total	1,222	2,666
Impaired financing receivables, Unpaid Principal Balance, Total	1,251	2,695
Impaired financing receivables, Related Allowance, Total	18	107
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with an allowance recorded, Recorded Investment		74
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		74
Impaired financing receivables, with an allowance recorded, Related Allowance		73
Impaired financing receivables, Recorded Investment, Total		74
Impaired financing receivables, Unpaid Principal Balance, Total		74
Impaired financing receivables, Related Allowance, Total		73
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment		757
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		757
Impaired financing receivables, with an allowance recorded, Recorded Investment	187	223
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	187	223
Impaired financing receivables, with an allowance recorded, Related Allowance	7	5
Impaired financing receivables, Recorded Investment, Total	187	980
Impaired financing receivables, Unpaid Principal Balance, Total	187	980
Impaired financing receivables, Related Allowance, Total	7	5
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment		48
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		48
Impaired financing receivables, Recorded Investment, Total		48
Impaired financing receivables, Unpaid Principal Balance, Total		48
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	503	915
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	528	940
Impaired financing receivables, with an allowance recorded, Recorded Investment	23	31
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	27	35
Impaired financing receivables, with an allowance recorded, Related Allowance	11	29
Impaired financing receivables, Recorded Investment, Total	526	946
Impaired financing receivables, Unpaid Principal Balance, Total	555	975
Impaired financing receivables, Related Allowance, Total	11	29
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	509	618
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	509	618
Impaired financing receivables, Recorded Investment, Total	509	618
Impaired financing receivables, Unpaid Principal Balance, Total	$ 509	$ 618